Income Taxes (Tables)	12 Months Ended
Dec. 02, 2012
Income Taxes
Schedule of income tax provision (benefit)
	Year Ended
	December 2, 2012	November 27, 2011	November 28, 2010
	(in thousands)
Current:
Federal	$1,245	$(8,892)	$97
International	11,286	10,862	15,168
State and local	(1,629)	229	2,102

	10,902	2,199	17,367
Deferred:
Federal	(2,112)	2,495	1,975
International	3,088	366	(1,164)
State and local	670	(956)	310

	1,646	1,905	1,121

Total tax expense	$12,548	$4,104	$18,488

Schedule of earnings before income taxes
	Year Ended
	December 2, 2012	November 27, 2011	November 28, 2010
	(in thousands)
United States	$(26,977)	$(37,941)	$(133)
International	35,135	33,018	39,670

	$8,158	$(4,923)	$39,537

Schedule of differences between the actual tax expense and tax expense computed at the statutory U.S. Federal tax rate

	Year Ended
	December 2, 2012	November 27, 2011	November 28, 2010
	(in thousands)
Income tax expense computed at statutory rates
Federal income tax expense	$2,855	$(1,723)	$13,838
State and local income taxes, net of federal tax benefit	236	(607)	1,783
Country mix impacts of foreign operations	(3,115)	(2,358)	524
Withholding taxes	4,534	1,842	—
Change in valuation allowance on deferred tax assets	(87)	(441)	(911)
Effect of non deductible meals and entertainment	469	368	322
Non-deductible paid-in-kind interest	8,365	7,145	5,040
Income tax reserve adjustments	(687)	(83)	(671)
Foreign dividends	1,305	—	—
Officers compensation	1,033	—	—
Domestic production activities deduction	(479)	—	—
Foreign tax credit	(2,187)	—	—
Other items, net	306	(39)	(1,437)

Total income tax expense	$12,548	$4,104	$18,488

Schedule of deferred tax assets and liabilities and their significant components
	2012		2011
	Current Asset (Liability)	Noncurrent Asset (Liability)	Current Asset (Liability)	Noncurrent Asset (Liability)
	(in thousands)
Accrued salaries and benefits	$6,100	$7,599	$6,550	$8,667
Allowance for doubtful accounts	3,163	—	4,939	—
Plant shutdown, idle facilities, and environmental costs	276	353	350	394
Tax credit and loss carryforward benefit	271	20,646	1,399	23,459
Accrued warranty reserve	3,338	2,657	2,560	2,316
Other accrued reserves	762	—	475	—
Property, plant and equipment	842	(16,299)	780	(18,133)
Intangible assets	293	(8,778)	(327)	(9,075)
Debt financing costs	—	585	—	789
Pension obligation	—	8,170	—	6,313
Cash discounts	7,083	—	5,325	—
Inventory	2,062	—	1,620	—
All other	(582)	1,849	1,952	1,187

	23,608	16,782	25,623	15,917

Valuation allowance	(5,029)	(12,930)	(4,274)	(14,694)

	$18,579	$3,852	$21,349	$1,223

Reconciliation of the beginning and ending amount of unrecognized tax benefits
	2012	2011
	(in thousands)
Unrecognized tax benefits, beginning of year	$13,922	$14,770
Gross increases—tax positions related to the current year	1,608	1,737
Gross increases—tax positions related to the prior year	—	76
Gross decreases—tax positions related to the current year	—	—
Gross decreases—tax positions related to the prior year	(1)	(208)
Decreases for lapses in statutes of limitations	(1,487)	(2,256)
Decreases for settlements with taxing authorities	(1,742)	(197)

Unrecognized tax benefits, end of year	$12,300	$13,922

Net change	($1,622)	($848)

Schedule of interest and penalties related to uncertain tax positions
	2012	2011
	(in thousands)
Additional (reduction in) interest, net	16	15
Additional (reduction in) penalties	(396)	(281)

	2012	2011
	(in thousands)
Accrued interest	3,707	3,691
Accrued penalties	1,495	1,891